Leases - Schedule of Classification of Operating and Finance Lease (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Operating Leases:
Operating Leases, Right-of-use Asset	$ 293,783		$ 293,783		$ 362,968	$ 446,675
Operating Leases, Current portion of operating lease obligation	104,886		104,886		91,220	75,061
Operating Leases, Operating lease obligation, less current portion	208,328		208,328		288,836	380,056
Finance Leases:
Finance Leases, Right-of-use Asset						546
Finance Leases, Current portion of financing lease obligation						546
Finance Leases, Financing lease obligation, less current portion
Finance Leases, Operating lease cost	33,280	$ 33,280	99,839	$ 99,839	133,118	116,846
Amortization of lease assets				546		1,514
Interest on lease liabilities				(14)
Total finance lease cost				532
Cash paid for operating lease liabilities	$ 33,201	$ 31,620	$ 97,495	$ 92,582	$ 124,472	$ 111,058
Weighted average remaining lease term (years)	2 years 7 months 2 days		2 years 7 months 2 days		3 years 4 months 2 days
Weighted average discount rate	12.00%		12.00%		12.00%